Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interest	Total
Balance at Mar. 31, 2020	$ 32,937	$ 54,209,301	$ 1,309,109	$ (36,400,837)	$ 1,440,424	$ (1,812,805)	$ 18,778,129
Balance (in Shares) at Mar. 31, 2020	2,744,732
ECL				(421,675)			(421,675)
Balance at Apr. 01, 2020	$ 32,937	54,209,301	1,309,109	(36,822,512)	1,440,424	(1,812,805)	18,356,454
Balance (in Shares) at Apr. 01, 2020	2,744,732
Balance at Mar. 31, 2020	$ 32,937	54,209,301	1,309,109	(36,400,837)	1,440,424	(1,812,805)	18,778,129
Balance (in Shares) at Mar. 31, 2020	2,744,732
Exercise of warrants	$ 25	77,475					77,500
Exercise of warrants (in Shares)	2,083
Sale of stock and warrants	$ 5,000	9,282,100					9,287,100
Sale of stock and warrants (in Shares)	416,668
Issuance of incentive common stocks award	$ 3,790	3,937,810					3,941,600
Issuance of incentive common stocks award (in Shares)	315,833
Acquisition of 10% of Jiuxin Medicine		(990,653)				728,161	(262,492)
Net loss				(8,119,862)		(255,716)	(8,375,578)
Foreign currency translation loss					1,377,761		1,377,761
Balance at Mar. 31, 2021	$ 41,752	66,516,033	1,309,109	(44,942,374)	2,818,185	(1,340,360)	24,402,345
Balance (in Shares) at Mar. 31, 2021	3,479,316
Net loss				(3,192,119)		(6,247)	(3,198,366)
Foreign currency translation loss					1,534,807		1,534,807
Balance at Mar. 31, 2022	$ 41,752	66,516,033	1,309,109	(48,134,493)	4,352,992	(1,346,607)	22,738,786
Balance (in Shares) at Mar. 31, 2022	3,479,316
Fractional shares issued for reverse stock split	$ 97	(97)
Fractional shares issued for reverse stock split (in Shares)	8,044
Issuance of shares and warrants in private placements	$ 71,400	7,253,600					7,325,000
Issuance of shares and warrants in private placements (in Shares)	5,950,000
Stock based compensation	$ 36,000	10,324,000					10,360,000
Stock based compensation (in Shares)	3,000,000
Sale of stock and warrants	$ 135,118	(135,118)
Sale of stock and warrants (in Shares)	11,259,850
Net loss				(21,138,525)		(252)	(21,138,777)
Foreign currency translation loss					(2,617,857)		(2,617,857)
Balance at Mar. 31, 2023	$ 284,367	$ 83,958,418	$ 1,309,109	$ (69,273,018)	$ 1,735,135	$ (1,346,859)	$ 16,667,152
Balance (in Shares) at Mar. 31, 2023	23,697,210